Document and Entity Information	Sep. 16, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	FISERV INC
Amendment Flag	false
Entity Central Index Key	0000798354
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Incorporation State Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	600 N. Vel R. Phillips Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	(262)
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FISV
Security Exchange Name	NASDAQ
A 1.125 Senior Notes Due July 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	FISV27
Security Exchange Name	NASDAQ
A 2.875 Senior Notes Due June 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Senior Notes due 2028
Trading Symbol	FISV28C
Security Exchange Name	NASDAQ
M 1.625 Senior Notes Due 20302 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2030
Trading Symbol	FISV30
Security Exchange Name	NASDAQ
M 3.750 Senior Notes Due 20301 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2030
Trading Symbol	FISV30A
Security Exchange Name	NASDAQ
M 3.000 Senior Notes Due 20314 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2031
Trading Symbol	FISV31
Security Exchange Name	NASDAQ
M 4.500 Senior Notes Due 20313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2031
Trading Symbol	FISV31A
Security Exchange Name	NASDAQ
A 3.5 Senior Notes Due June 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2032
Trading Symbol	FISV32
Security Exchange Name	NASDAQ
A 4.25 Senior Notes Due June 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2034
Trading Symbol	FISV34
Security Exchange Name	NASDAQ
A 4.0 Senior Notes Due June 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2036
Trading Symbol	FISV36
Security Exchange Name	NASDAQ